Note 25 - Post-employment and other employee benefit commitments - Plan Assets Breakdown (Details) € in Millions	Dec. 31, 2017 EUR (€)
Cash And Cash Equivalents [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	€ 68
Debt Instruments [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	2,178
Property Amount [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	1
Investment Funds [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	1
Insurance Contract [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	4
Other Assets [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	10
Total [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	2,261
Bank Account In Bbva [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	5
Debt Securities Issued By Bbva [Member]
Assets Of Benefit Plan Line Items
Assets Of Benefit Plan	€ 3